Condensed Consolidated Interim Statements of Changes in Equity - USD ($)	Share capital	Additional paid in capital	Capital reserve due to translation to presentation currency	Capital reserve from hedges	Capital reserve from sharebased payments	Capital reserve from employee benefits	Accumulated deficit	Total
Balance at Dec. 31, 2022	$ 11,734	$ 210,495	$ (3,490)	$ (88)	$ 5,505	$ 348	$ (48,484)	$ 176,020
Net income							(1,809)	(1,809)
Other comprehensive income (loss)				(11)		191		180
Total comprehensive income (loss)				(11)		191	(1,809)	(1,629)
Exercise and forfeiture of share-based payment into shares	2	170			(170)			2
Cost of share-based payment					415			415
Balance at Mar. 31, 2023	11,736	210,665	(3,490)	(99)	5,750	539	(50,293)	174,808
Balance at Dec. 31, 2022	11,734	210,495	(3,490)	(88)	5,505	348	(48,484)	176,020
Net income							8,284	8,284
Other comprehensive income (loss)				228		(73)		155
Total comprehensive income (loss)				228		(73)	8,284	8,439
Exercise and forfeiture of share-based payment into shares	4	405			(405)			4
Issuance of shares	3,283	54,948						58,231
Cost of share-based payment						1,327		1,327
Balance at Dec. 31, 2023	15,021	265,848	(3,490)	140	6,427	275	(40,200)	244,021
Net income							2,365	2,365
Other comprehensive income (loss)				(128)		7		(121)
Total comprehensive income (loss)				(128)		7	2,365	2,244
Exercise and forfeiture of share-based payment into shares	1	335			(335)			1
Cost of share-based payment					244			244
Balance at Mar. 31, 2024	$ 15,022	$ 266,183	$ (3,490)	$ 12	$ 6,336	$ 282	$ (37,835)	$ 246,510